Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000116218 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R6 Shares
Trading Symbol	JEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 993,704,000
Holdings Count | Holding	329
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033533 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R5 Shares
Trading Symbol	JEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[2]
Net Assets	$ 993,704,000
Holdings Count | Holding	329
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007990 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class I Shares
Trading Symbol	JEMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class I Shares)	$40	0.79%
*	This charge is annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[3]
Net Assets	$ 993,704,000
Holdings Count | Holding	329
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033870 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class C Shares
Trading Symbol	JEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class C Shares)	$78	1.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%	[4]
Net Assets	$ 993,704,000
Holdings Count | Holding	329
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033869 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class A Shares
Trading Symbol	JEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class A Shares)	$53	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[5]
Net Assets	$ 993,704,000
Holdings Count | Holding	329
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000222400 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Academy Shares
Trading Symbol	JACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Academy Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[6]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000008121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Agency Shares
Trading Symbol	VPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[7]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000008117 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[8]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000225256 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Empower Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[9]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000217004 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	IM Shares
Trading Symbol	JSMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (IM Shares)	$5	0.11%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[10]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000008116 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Institutional Class Shares)	$10	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[11]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000008118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Morgan Shares
Trading Symbol	HTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)	$28	0.56%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[12]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000008119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	VHPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Shares)	$21	0.41%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[13]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000008120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Reserve Shares)	$33	0.66%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[14]
Net Assets	$ 348,197,276,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5

C000073382 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JCVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Service Shares)	$53	1.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[15]
Net Assets	$ 195,445,000
Holdings Count | Holding	70
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7

C000165403 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JCRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Premier Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[16]
Net Assets	$ 195,445,000
Holdings Count | Holding	70
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7

C000008122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VCAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[17]
Net Assets	$ 195,445,000
Holdings Count | Holding	70
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7

C000210338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[18]
Net Assets	$ 195,445,000
Holdings Count | Holding	70
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7

C000210339 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[19]
Net Assets	$ 195,445,000
Holdings Count | Holding	70
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7

C000008127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Agency Shares
Trading Symbol	VFIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[20]
Net Assets	$ 7,865,857,000
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,865,857
Total number of portfolio holdings	48

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.4
2–7 calendar days	3.7
8–30 calendar days	33.1
31–60 calendar days	13.1
61–90 calendar days	3.0
91–180 calendar days	6.7
181+ calendar days	3.0

C000008123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JFMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[21]
Net Assets	$ 7,865,857,000
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,865,857
Total number of portfolio holdings	48

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.4
2–7 calendar days	3.7
8–30 calendar days	33.1
31–60 calendar days	13.1
61–90 calendar days	3.0
91–180 calendar days	6.7
181+ calendar days	3.0

C000008124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VFVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[22]
Net Assets	$ 7,865,857,000
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,865,857
Total number of portfolio holdings	48

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.4
2–7 calendar days	3.7
8–30 calendar days	33.1
31–60 calendar days	13.1
61–90 calendar days	3.0
91–180 calendar days	6.7
181+ calendar days	3.0

C000008125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Premier Shares
Trading Symbol	VFPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[23]
Net Assets	$ 7,865,857,000
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,865,857
Total number of portfolio holdings	48

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.4
2–7 calendar days	3.7
8–30 calendar days	33.1
31–60 calendar days	13.1
61–90 calendar days	3.0
91–180 calendar days	6.7
181+ calendar days	3.0

C000073383 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JNVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Service Shares)	$52	1.02%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[24]
Net Assets	$ 1,635,961,000
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1

C000008129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JNYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Reserve Shares)	$35	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[25]
Net Assets	$ 1,635,961,000
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1

C000165406 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JNPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[26]
Net Assets	$ 1,635,961,000
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1

C000008128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VNYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[27]
Net Assets	$ 1,635,961,000
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1

C000210340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[28]
Net Assets	$ 1,635,961,000
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1

C000210341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JONXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[29]
Net Assets	$ 1,635,961,000
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1

C000212345 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Academy Shares)	$8	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[30]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000008138 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Agency Shares
Trading Symbol	VMIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[31]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000008134 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Capital Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[32]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000225257 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[33]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000115390 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	IM Shares
Trading Symbol	JIMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (IM Shares)	$6	0.11%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[34]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000008130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JINXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[35]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000008135 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VMVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Morgan Shares)	$26	0.51%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[36]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000008136 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Premier Shares
Trading Symbol	VPMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[37]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000008137 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Reserve Shares)	$36	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[38]
Net Assets	$ 92,191,735,000
Holdings Count | Holding	481
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8

C000008142 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RTJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[39]
Net Assets	$ 10,060,469,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5

C000008141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Premier Shares
Trading Symbol	VXPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[40]
Net Assets	$ 10,060,469,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5

C000008140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VTMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[41]
Net Assets	$ 10,060,469,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5

C000008139 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[42]
Net Assets	$ 10,060,469,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5

C000008143 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	VTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[43]
Net Assets	$ 10,060,469,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5

C000066702 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	$48	0.95%
*	This charge is annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[44]
Net Assets	$ 9,261,009,000
Holdings Count | Holding	540
Investment Company Portfolio Turnover	310.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000066703 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	$73	1.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[45]
Net Assets	$ 9,261,009,000
Holdings Count | Holding	540
Investment Company Portfolio Turnover	310.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000066701 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JSOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	$35	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[46]
Net Assets	$ 9,261,009,000
Holdings Count | Holding	540
Investment Company Portfolio Turnover	310.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000066704 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R5 Shares
Trading Symbol	JSORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[47]
Net Assets	$ 9,261,009,000
Holdings Count | Holding	540
Investment Company Portfolio Turnover	310.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000195119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	JSOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[48]
Net Assets	$ 9,261,009,000
Holdings Count | Holding	540
Investment Company Portfolio Turnover	310.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000090816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class L Shares
Trading Symbol	JMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class L Shares)	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[49]
Net Assets	$ 5,141,422,000
Holdings Count | Holding	445
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,141,422
Total number of portfolio holdings	445
Portfolio turnover rate	44%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000190446 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class I Shares
Trading Symbol	JMGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[50]
Net Assets	$ 5,141,422,000
Holdings Count | Holding	445
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,141,422
Total number of portfolio holdings	445
Portfolio turnover rate	44%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100362 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class A Shares
Trading Symbol	JPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class A Shares)	$51	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[51]
Net Assets	$ 164,766,000
Holdings Count | Holding	203
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$164,766
Total number of portfolio holdings	203
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100363 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class C Shares
Trading Symbol	JPHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class C Shares)	$76	1.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%	[52]
Net Assets	$ 164,766,000
Holdings Count | Holding	203
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$164,766
Total number of portfolio holdings	203
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class I Shares
Trading Symbol	JPHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class I Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[53]
Net Assets	$ 164,766,000
Holdings Count | Holding	203
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$164,766
Total number of portfolio holdings	203
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000132280 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class R6 Shares
Trading Symbol	JPHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class R6 Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[54]
Net Assets	$ 164,766,000
Holdings Count | Holding	203
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$164,766
Total number of portfolio holdings	203
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116844 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	GBONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[55]
Net Assets	$ 4,225,991,000
Holdings Count | Holding	1,615
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,225,991
Total number of portfolio holdings	1,615
Portfolio turnover rate	58%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116843 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class I Shares
Trading Symbol	GBOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class I Shares)	$32	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[56]
Net Assets	$ 4,225,991,000
Holdings Count | Holding	1,615
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,225,991
Total number of portfolio holdings	1,615
Portfolio turnover rate	58%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class C Shares
Trading Symbol	GBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class C Shares)	$65	1.29%
*	This charge is annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%	[57]
Net Assets	$ 4,225,991,000
Holdings Count | Holding	1,615
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,225,991
Total number of portfolio holdings	1,615
Portfolio turnover rate	58%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class A Shares
Trading Symbol	GBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class A Shares)	$45	0.89%
*	This charge is annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[58]
Net Assets	$ 4,225,991,000
Holdings Count | Holding	1,615
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,225,991
Total number of portfolio holdings	1,615
Portfolio turnover rate	58%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123395 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class A Shares
Trading Symbol	CBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class A Shares)	$37	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[59]
Net Assets	$ 384,382,000
Holdings Count | Holding	750
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$384,382
Total number of portfolio holdings	750
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123396 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class C Shares
Trading Symbol	CBRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class C Shares)	$62	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[60]
Net Assets	$ 384,382,000
Holdings Count | Holding	750
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$384,382
Total number of portfolio holdings	750
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123397 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class I Shares
Trading Symbol	CBFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[61]
Net Assets	$ 384,382,000
Holdings Count | Holding	750
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$384,382
Total number of portfolio holdings	750
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123398 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	CBFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[62]
Net Assets	$ 384,382,000
Holdings Count | Holding	750
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$384,382
Total number of portfolio holdings	750
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123828 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[63]
Net Assets	$ 6,697,983,000
Holdings Count | Holding	1,331
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,697,983
Total number of portfolio holdings	1,331
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123827 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[64]
Net Assets	$ 6,697,983,000
Holdings Count | Holding	1,331
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,697,983
Total number of portfolio holdings	1,331
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123826 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class C Shares)	$57	1.14%
*	This charge is annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[65]
Net Assets	$ 6,697,983,000
Holdings Count | Holding	1,331
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,697,983
Total number of portfolio holdings	1,331
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123825 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JSDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class A Shares)	$32	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[66]
Net Assets	$ 6,697,983,000
Holdings Count | Holding	1,331
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,697,983
Total number of portfolio holdings	1,331
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class A Shares
Trading Symbol	JGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class A Shares)	$33	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[67]
Net Assets	$ 17,287,285,000
Holdings Count | Holding	2,853
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$17,287,285
Total number of portfolio holdings	2,853
Portfolio turnover rate	103%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class C Shares
Trading Symbol	JGCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class C Shares)	$61	1.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[68]
Net Assets	$ 17,287,285,000
Holdings Count | Holding	2,853
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$17,287,285
Total number of portfolio holdings	2,853
Portfolio turnover rate	103%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class I Shares
Trading Symbol	JMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class I Shares)	$20	0.40%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[69]
Net Assets	$ 17,287,285,000
Holdings Count | Holding	2,853
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$17,287,285
Total number of portfolio holdings	2,853
Portfolio turnover rate	103%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class R6 Shares
Trading Symbol	JMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class R6 Shares)	$19	0.38%
*	This charge is annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[70]
Net Assets	$ 17,287,285,000
Holdings Count | Holding	2,853
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$17,287,285
Total number of portfolio holdings	2,853
Portfolio turnover rate	103%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

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